PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed statements of comprehensive income (loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Revenues	$ 30,676	$ 50,015	$ 80,481
Gross profit	24,968	42,106	68,214
General and administrative expenses	(35,840)	(51,569)	(27,174)
Other loss	5,320	4,633	103
Operating loss	(34,426)	(205,919)	(39,975)
Foreign exchange gain (loss)	488	126	1,222
Interest income	4,201	5,958	6,854
Interest expense	(9,658)	(8,081)	(10,765)
Loss before income taxes	(43,490)	(207,085)	(39,790)
Income tax expenses	14,734	27,364	(35,772)
Net loss	(28,756)	(179,721)	(75,562)
Other comprehensive income (loss)
Foreign currency translation adjustments	(7,942)	(27,872)	(47,413)
Loss on intra-entity foreign transactions of long-term investment nature	(437)	(505)	(2,794)
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
General and administrative expenses	(2,565)	(1,664)	(2,257)
Other loss		(8,010)
Operating loss	(2,565)	(9,674)	(2,257)
Equity in losses of subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	(22,108)	(157,843)	(69,947)
Foreign exchange gain (loss)	473	(12)	264
Interest income	511	1,117	484
Interest expense	(2,264)	(4,264)	(4,932)
Change in fair value of securities	(2,803)	(9,045)	826
Loss before income taxes	(28,756)	(179,721)	(75,562)
Net loss	(28,756)	(179,721)	(75,562)
Other comprehensive income (loss)
Foreign currency translation adjustments	(7,942)	(27,872)	(47,413)
Loss on intra-entity foreign transactions of long-term investment nature	(437)	(505)	(2,794)
Other comprehensive income (loss)	(8,379)	(28,377)	(50,207)
Total comprehensive income (loss)	$ (37,135)	$ (208,098)	$ (125,769)